Supplemental Condensed Statements of Combined Consolidated Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income	$ 39,811	[1]	$ 9,202
Adjustments to reconcile net income to net cash from (used in) operating activities:
Depreciation and amortization expenses	9,123	[1]	8,449
Amortization of debt issuance costs	664	[1]	266
Unit-based compensation expense	863	[1]	301
Loss on asset disposals	257	[1]	26
Changes in current assets:
Receivables - trade	(162)	[1]	(1,333)
Receivables - affiliate	(3,924)	[1]	(8,766)
Prepayments and other current assets	(432)	[1]	(1,103)
Changes in current liabilities:
Accounts payable - trade	1,465	[1]	800
Accounts payable - affiliate	2,717	[1]	3,422
Deferred revenue - affiliate	259	[1]	1,763
Accrued liabilities	1,557	[1]	1,013
Changes in other noncurrent assets and liabilities	1,473	[1]	204
Net cash from operating activities	53,671	[1]	14,244
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Capital expenditures	(68,958)	[1]	(7,518)
Capital expenditure reimbursements by affiliate	5,250	[1]	0
Proceeds from sale of assets	15	[1]	0
Net cash used in investing activities	(63,693)	[1]	(7,518)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Proceeds from debt offering	350,000	[1]	0
Proceeds from issuance of common units, net of underwriters' discount	0	[1]	294,328
Distributions to unitholders and general partner	(292,585)	[1]	(340,901)
Borrowings under revolving credit agreement	68,000	[1]	50,000
Repayments under revolving credit agreement	(118,000)	[1]	0
Offering costs	(167)	[1]	(6,196)
Financing costs	(7,894)	[1]	(1,852)
Sponsor contributions of equity to the Predecessors	44,623	[1]	14,017
Capital contributions by affiliate	2,993	[1]	1,634
Net cash from financing activities	46,970	[1]	11,030
INCREASE IN CASH AND CASH EQUIVALENTS	36,948	[1]	17,756
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	18,326	[1]	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	55,274	[1],[2]	17,756
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Interest paid, net of capitalized interest	1,726	[1]	325
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Capital expenditures included in accounts payable at period end	10,623	[1]	2,050
Transfer of property, plant and equipment from Sponsor, net of accumulated depreciation	19	[1]	4,399
Working capital requirements retained by Sponsor	$ 1,743	[1]	$ 4,389

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.